Subsequent Events (Details) - USD ($)							1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 15, 2020	Apr. 10, 2020	Apr. 07, 2020	Apr. 01, 2020	Jan. 06, 2020	Dec. 04, 2018	Apr. 28, 2020	Apr. 17, 2020	Oct. 31, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 30, 2020	Mar. 11, 2020	Nov. 29, 2019	Sep. 16, 2019
Subsequent Events (Textual)
Notes payable, related parties										$ 15,000
Warrants purchase to shares										1,650,000	1,650,000
Proceeds from issuance of common stock						$ 24,500						$ 24,500
Common stock, par value						$ 0.35				$ 0.0001	$ 0.0001	$ 0.0001
Rights Agreements [Member]
Subsequent Events (Textual)
Subsequent event, description							If the Company fails to file the registration statement or have it declared effective by the dates set forth above, amongst other things, the Company is obligated to pay the investors liquidated damages in the amount of 1% of their subscription amount, per month, until such events are satisfied, subject to a cap of 6%.
Series B Preferred Stock [Member]
Subsequent Events (Textual)
Preferred stock shares issued										115	115	0			115
Subsequent Event [Member]
Subsequent Events (Textual)
Interest-bearing unsecured							6.00%
Shares issued							29,993,750
Proceeds from issuance of common stock							$ 2,399,500
Common stock, par value							$ 0.08
Other expenses							$ 118,460
Deducting amount							173,950
Subsequent Event [Member] | Purchase Agreement[Member]
Subsequent Events (Textual)
Invested amount							$ 100,000
Subsequent event, description							The Purchase Agreement will have the right to participate in such subsequent financing up to an amount equal to 50% of the subsequent financing on the same terms, conditions and price provided for in the subsequent financing.
Subsequent Event [Member] | Employment agreement [Member] | Mr. Weisblum [Member]
Subsequent Events (Textual)
Salary increased amount								$ 120,000
Subsequent Event [Member] | Subscription Arrangement [Member]
Subsequent Events (Textual)
Share price								$ 0.01
Shares issued								7,764,366
Proceeds from issuance of common stock								$ 77,644
Subsequent Event [Member] | Consulting agreement [Member]
Subsequent Events (Textual)
Share price		$ 0.08
Shares issued		3,468,841
Stock-based consulting fee		$ 277,507
Subsequent Event [Member] | Advisory agreements [Member]
Subsequent Events (Textual)
Share price			$ 0.08
Shares issued			5,117,343
Stock-based consulting fee			$ 409,387
Common stock, par value			$ 0.0001
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Events (Textual)
Warrants purchase to shares	575,000
Shares received	1,437,500
Share price	$ 0.08
Convertible Preferred Stock value	$ 115,000
Dividend amount	$ 69,000
Subsequent Event [Member] | Convertible Series B preferred stock [Member]
Subsequent Events (Textual)
Shares received					10,420
Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate principal amount				$ 20,000
Chief Executive Officer [Member] | Subsequent Event [Member] | Employment agreement [Member]
Subsequent Events (Textual)
Shares received								7,630,949
Stock-based consulting fee								$ 370,476
Common stock, par value								$ 0.08
Promissory Note Agreement [Member] | Chief Executive Officer [Member]
Subsequent Events (Textual)
Interest-bearing unsecured														6.00%		6.00%
Notes payable, related parties														$ 15,000		$ 25,000
Promissory Note Agreement [Member] | Chief Executive Officer [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Notes payable, related parties													$ 15,000
Purchase Agreement[Member]
Subsequent Events (Textual)
Issued and sale of convertible promissory aggregate principal amount									$ 330,000
Warrants purchase to shares									1,650,000
Shares received									4,125,000
Share price									$ 0.08
Debt Loss									$ 198,000